UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from
August 1, 2009 to August 31, 2009

Commission File Number of issuing entity: 333-115582, 333-130782-02 GE Dealer Floorplan Master Note Trust (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:
333-115582-03, 333-130782

CDF Funding, Inc.
(Exact name of depositor as specified in its charter)

GE Commercial Distribution Finance Corporation
(Exact name of sponsor as specified in its charter)

Delaware	None
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

5595 Trillium Boulevard Hoffman Estates, Illinois 60192	60192
(Address of principal executive offices of issuing entity)	(Zip Code)

(847) 747-4043 (Telephone number, including area code) N/A (Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Series 2006-2 Asset Backed Notes in the classes specified herein	☐	☐	☒	_______________
Series 2006-4 Asset Backed Notes in the classes specified herein	☐	☐	☒	_______________
Series 2007-1 Asset Backed Notes in the classes specified herein	☐	☐	☒	_______________
Series 2007-2 Asset Backed Notes in the classes specified herein	☐	☐	☒	_______________
Series 2009-1 Asset Backed Notes in the classes specified herein	☐	☐	☒	_______________
Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes ☒                 No ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibits 99.1, 99.2, 99.3, 99.4 and 99.5.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2006-2 (the “2006-2 Notes”), dated June 27, 2006, and related Prospectus dated June 27, 2006 (collectively, the “2006-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.  The following classes of 2006-2 Notes were offered under the 2006-2 Prospectus: Class A, Class B, and Class C.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.2 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2006-4 (the “2006-4 Notes”), dated October 31, 2006, and related Prospectus dated October 30, 2006 (collectively, the “2006-4 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.  The following classes of 2006-4 Notes were offered under the 2006-4 Prospectus: Class A, Class B, and Class C.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.3 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2007-1 (the “2007-1 Notes”), dated April 19, 2007, and related Prospectus dated April 18, 2007 (collectively, the “2007-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.  The following classes of 2007-1 Notes were offered under the 2007-1 Prospectus: Class A, Class B, and Class C.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.4 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2007-2 (the “2007-2 Notes”), dated July 24, 2007, and related Prospectus dated July 23, 2007 (collectively, the “2007-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.  The following classes of 2007-2 Notes were offered under the 2007-2 Prospectus: Class A, Class B, and Class C.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.5 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2009-1 (the “2009-1 Notes”), dated August 5, 2009, and related Prospectus dated July 31, 2009 (collectively, the “2009-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.  The following class of 2009-1 Notes was offered in the 2009-1 Prospectus: Class A.

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

Nothing to report.

ITEM 3 – Sales of Securities and Use of Proceeds.

On August 13, 2009, GE Dealer Floorplan Master Note Trust issued $500,000,000 of Series 2009-1 Class A Floating Rate Asset Backed Notes (the “Class A Notes”), $10,526,320 of Series 2009-1 Class B Floating Rate Asset Backed Notes (the “Class B Notes”), $15,789,475 of Series 2009-1 Class C Floating Rate Asset Backed Notes (the “Class C Notes” and together with the Class A Notes and the Class B Notes, the “Series 2009-1 Notes”) and a Class D Certificate in the amount of $26,315,795 (the “Class D Certificate”).   The Class A Notes are described in a Prospectus Supplement dated August 5, 2009 to a Prospectus dated July 31, 2009.  An affiliate of the depositor purchased all of the Class B Notes, the Class C Notes and the Class D Certificate.  The information required by Item 2 of Part II of Form 10-Q with respect to the Series 2009-1 Notes is incorporated by reference to the Registrant's Current Reports on 8-K filed on August 5, 2009 and August 13, 2009.

The proceeds of the offering of the Series 2009-1 Notes and the Class D Certificate were used to purchase dealer floorplan receivables and for general corporate purposes, including payment of the proceeds to the shareholders of CDF Funding, Inc.  Except as provided in the previous sentence, none of the proceeds were used for payments to (a) any directors or officers of the Issuer or (b) any owner of 10 percent or more of any class of securities of the Issuer.

ITEM 4 – Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 – Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 – Significant Obligors of Pool Assets.

Nothing to Report.

ITEM 7 – Significant Enhancement Provider Information.

Inapplicable.

ITEM 8 – Other Information.

Nothing to report.

ITEM 9 – Exhibits.

(a)	Documents filed as part of this report.

Exhibit 99.1	2006-2 Monthly Noteholder’s Statement

Exhibit 99.2	2006-4 Monthly Noteholder’s Statement

Exhibit 99.3	2007-1 Monthly Noteholder’s Statement

Exhibit 99.4	2007-2 Monthly Noteholder’s Statement

Exhibit 99.5	2009-1 Monthly Noteholder’s Statement

(b)	Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1	2006-2 Monthly Noteholder’s Statement

Exhibit 99.2	2006-4 Monthly Noteholder’s Statement

Exhibit 99.3	2007-1 Monthly Noteholder’s Statement

Exhibit 99.4	2007-2 Monthly Noteholder’s Statement

Exhibit 99.5	2009-1 Monthly Noteholder’s Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated:  September 22, 2009

CDF FUNDING, INC.
(Depositor)

By: /s/ John E. Peak
Name: John E. Peak
Title: Vice President